Accounting Policies (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2015	Dec. 31, 2012
Accounting Policies [Abstract]
Percentage of life and annuity business assumed from affiliated companies in conjunction with and prior to the sale of such affiliates	100.00%		100.00%
Maturities of short term investments		3 months